Related Parties	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
Related Parties

5. Related Parties

The Sponsor pays certain expenses on behalf of, and is reimbursed by, the Trust. For the three months ended June 30, 2025, and 2024 the Trust reimbursed the Sponsor the expenses in the amount of $193,761 and $221,316 respectively. For the six months ended June 30, 2025, and 2024 the Trust reimbursed the Sponsor the expenses in the amount of $588,511 and $557,688, respectively. As of June 30, 2025 and December 31, 2024, there were unreimbursed expenses of $203 and $322 due to the Sponsor, respectively.

For the three months ended June 30, 2025, and 2024 the Trust incurred Management Fees of $232,290 and $155,812, respectively, which are recorded in the accompanying statements of operations. For the six months ended June 30, 2025, and 2024 the Trust incurred Management Fees of $450,397 and $332,261, respectively, which are recorded in the accompanying statements of operations. As of June 30, 2025 and December 31, 2024, there were unpaid Management Fees of $83,551 and $75,278, respectively, which are recorded as management fee payable in the accompanying statements of assets and liabilities.

The Trust’s Management Fee is accrued daily in Bitcoins and will be payable, at the Sponsor’s sole discretion, in U.S. dollars or in Bitcoins at the Bitcoin Market Price in effect at the time of such payment. From inception through June 30, 2025, all Management Fees have been paid in Bitcoin to the Sponsor.

On March 27, 2024, the Trust effected a redemption of 2,400,000 Units in the amount of $54,057,318 for an affiliated investor, Anax Trading, LLC which is under common control with the Sponsor. This redemption represented approximately 29% of Units of the Trust. The aggregate number of Units owned by related parties was 262,937, valued at $9,178,743, and 538,490 Units, valued at $16,387,065 on June 30, 2025, and December 31, 2024, respectively.

5. Related Parties

The Sponsor pays certain expenses on behalf of, and is reimbursed by, the Trust. For the years ended December 31, 2024 and 2023 the Trust reimbursed the Sponsor the expenses in the amount of $813,233 and $832,036, respectively. As of December 31, 2024, and December 31, 2023, there were unreimbursed expenses of $322 and $370 due to the Sponsor, respectively.

For the year ended December 31, 2024 and 2023 the Trust incurred Management Fees of $678,610 and $390,023, respectively, which are recorded in the accompanying statements of operations. As of December 31, 2024, and December 31, 2023, there were unpaid Management Fees of $75,278 and $48,081, respectively, which are due to the Sponsor and recorded as management fee payable in the accompanying statements of assets and liabilities.

The Trust’s Management Fee is accrued daily in Bitcoins and will be payable, at the Sponsor’s sole discretion, in U.S. dollars or in Bitcoins at the Bitcoin Market Price in effect at the time of such payment. From inception through December 31, 2024, all Management Fees have been paid in Bitcoin to the Sponsor.

On March 27, 2024, the Trust effected a redemption of 2,400,000 Units in the amount of $54,057,318 for an affiliated investor, Anax Trading, LLC which is under common control with the Sponsor. This redemption represented approximately 29% of Units of the Trust. The aggregate number of Units owned by related parties was 538,490, valued at $16,387,065, and 2,938,490 Units, valued at $40,679,711 on December 31, 2024, and December 31, 2023, respectively.